DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents - held for sale	$ 73.4	$ 95.3	$ 85.6
Current assets held for sale	732.9	749.6
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Non-current assets held for sale	1,171.3	1,160.5
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Current liabilities held for sale	453.8	446.0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Non-current liabilities held for sale	312.1	298.5
Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents - held for sale	73.4
Trade receivables – net	271.0
Inventories	335.0
Prepaid and other current assets	53.5
Current assets held for sale	732.9
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property, plant and equipment – net	298.2
Goodwill	573.7
Intangible assets - net	215.5
Disposal Group, Including Discontinued Operations, Impairment Reserve, Noncurrent	(5.2)
Other assets	89.1
Non-current assets held for sale	1,171.3
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Notes payable and current portion of long-term debt	14.4
Accounts payable, current	157.1
Accruals and other current liabilities	282.3
Current liabilities held for sale	453.8
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Long-term debt, less current portion	2.4
Retirement plans	236.9
Other non-current liabilities	72.8
Non-current liabilities held for sale	312.1
Material Handling & Port Solutions | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents - held for sale	71.0	95.3
Trade receivables – net	243.5	236.0
Inventories	309.4	382.1
Prepaid and other current assets	49.9	36.2
Current assets held for sale	673.8	749.6
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property, plant and equipment – net	294.2	303.9
Goodwill	573.7	564.1
Intangible assets - net	212.6	226.9
Disposal Group, Including Discontinued Operations, Impairment Reserve, Noncurrent	0.0	0.0
Other assets	86.4	65.6
Non-current assets held for sale	1,166.9	1,160.5
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Notes payable and current portion of long-term debt	13.1	13.8
Accounts payable, current	132.6	177.0
Accruals and other current liabilities	267.0	255.2
Current liabilities held for sale	412.7	446.0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Long-term debt, less current portion	2.4	0.1
Retirement plans	235.3	218.7
Other non-current liabilities	71.7	79.7
Non-current liabilities held for sale	309.4	$ 298.5
Cranes | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents - held for sale	1.2
Trade receivables – net	3.1
Inventories	1.7
Prepaid and other current assets	0.5
Current assets held for sale	6.5
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property, plant and equipment – net	0.8
Goodwill	0.0
Intangible assets - net	2.9
Disposal Group, Including Discontinued Operations, Impairment Reserve, Noncurrent	(1.7)
Other assets	1.1
Non-current assets held for sale	3.1
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Notes payable and current portion of long-term debt	0.0
Accounts payable, current	0.7
Accruals and other current liabilities	6.2
Current liabilities held for sale	6.9
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Long-term debt, less current portion	0.0
Retirement plans	0.7
Other non-current liabilities	0.4
Non-current liabilities held for sale	1.1
Construction | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents - held for sale	1.2
Trade receivables – net	24.4
Inventories	23.9
Prepaid and other current assets	3.1
Current assets held for sale	52.6
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property, plant and equipment – net	3.2
Goodwill	0.0
Intangible assets - net	0.0
Disposal Group, Including Discontinued Operations, Impairment Reserve, Noncurrent	(3.5)
Other assets	1.6
Non-current assets held for sale	1.3
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Notes payable and current portion of long-term debt	1.3
Accounts payable, current	23.8
Accruals and other current liabilities	9.1
Current liabilities held for sale	34.2
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Long-term debt, less current portion	0.0
Retirement plans	0.9
Other non-current liabilities	0.7
Non-current liabilities held for sale	$ 1.6